Other payables and accruals (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Schedule Of Other Payables And Accruals

	As of December 31,
	2021	2022
	RMB’000	RMB’000

Contract liabilities (Note i)	5,365	29,384
Employee benefit payables	11,403	21,155
Accrued expenses	10,508	20,376
Income tax payable	6,791	16,214
Other taxes payable (Note ii)	58,180	5,855
Advances from platform users	18,401	2,185
Deferred income (Note iii)	1,345	1,974
Others	155	906

Total	112,148	98,049

Notes:

(i)	Details of contract liabilities are as follows:

	As of December 31,
	2021	2022
	RMB’000	RMB’000
VIP membership and coupon sales	4,961	24,585
Customer advances in chargers sales	50	3,869
Others	354	930

Total	5,365	29,384

Contract liabilities include balances of VIP membership and coupon sales, customer advances collected from chargers sales. The increase of contract liabilities in 2021 and 2022 was mainly due to the increase of balance of unutilized VIP membership and coupons which are in line with transaction volume through the platform.

Disclosure of Detailed Information About Revenue Recognized	Set out below is the amount of revenue recognized from:

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Amount included in contract liabilities at the beginning of the year	357	5,365